Property, Equipment and Software, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property, Equipment and Software, Net
Property, equipment and software, net consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Electronic equipment	204,805	429,683
Leasehold improvement	39,460	65,885
Furniture and fixtures	9,486	12,784
Motor vehicles	2,316	3,904
Software	1,615	3,126

Total cost	257,682	515,382
Less: accumulated depreciation	(66,327)	(146,256)

Total property, equipment and software, net	191,355	369,126